Guarantees (Tables)	12 Months Ended
Sep. 27, 2013
Guarantees [Abstract]
Product warranty accrual
The changes in the carrying amount of the Company's warranty accrual from September 28, 2012 to September 27, 2013 were as follows ($ in millions):

Balance as of September 28, 2012	$30
Warranties issued	16
Changes in estimates	(4)
Settlements	(11)
Balance as of September 27, 2013	$31